Research And Development Expenses	12 Months Ended
Dec. 31, 2015
Research And Development Expenses [Text Block]

RESEARCH AND DEVELOPMENT EXPENSES

Research and development expenses consist of the following:

	2015	2014	2013
Gross research and development expenses	(3,308)	(3,728)	(3,711)
Research Tax Credit	448	518	561
Grants	170	278	555
Net Research and development expenses	(2,690)	(2,932)	(2,595)

In 2015 grants mainly consisted of European, national and regional grants for the development of innovative imaging solutions for the focal treatment of liver cancer (HECAM Development project).

In 2014 and 2013, grants mainly consisted of European, national and regional grants for the development of innovative imaging solutions for the focal treatment of prostate cancer.